Restructuring and other non-recurring items - Additional Information (Detail)	3 Months Ended			9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research USD ($)	Sep. 30, 2012 Q2 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan USD ($)	Sep. 30, 2012 Q1 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 4,815,000	$ 4,525,000		$ 9,817,000	$ 4,800,000	$ 4,600,000	$ 5,000,000	$ (100,000)	$ 3,500,000	$ 1,500,000
Resource rationalizations				1,111,000				3,400,000
Lease termination and exit costs							900,000	1,200,000	1,000,000
Workforce reductions							3,900,000		4,000,000
Agreement settlement charges				200,000	160,000
Discretionary bonus received	243,000			243,000	194,000
Share-based compensation		$ 620,000		$ 738,000